Income Taxes - Summary of Income Tax Expense (Benefit) from Continuing Operations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 0	$ 0	$ 0
Deferred	(1,614)	(3,076)	(1,329)
Valuation allowance	1,614	3,076	1,329
Income tax expense	0	$ 0	$ 0
Quebec [Member]
Components Of Income Tax Expense Benefit [Line Items]
Current	0
Ontario [Member]
Components Of Income Tax Expense Benefit [Line Items]
Current	0
Alberta [Member]
Components Of Income Tax Expense Benefit [Line Items]
Current	0
British Columbia [Member]
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 0